Submission	Oct. 19, 2026
Submission [Line Items]
Central Index Key	0002155426
Registrant Name	GAVITS CLOSED-END TRUST
Form Type	N-2
Submission Type	N-2
Fee Exhibit Type	EX-FILING FEES